STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				12 Months Ended
	May 01, 2025	Sep. 16, 2024	Sep. 09, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 02, 2025	Feb. 28, 2025	Sep. 13, 2024	Jul. 18, 2024	Dec. 31, 2023	Aug. 18, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		9,200,000
Face amount						$ 450,000			$ 7,500,000
Common stock shares outstanding				9,815,749	10,575,749					10
Healthier Choices Management Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity financing					$ 13,250,000			$ 13,250,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares outstanding					10,565,749
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				40,000,000	40,000,000					40,000,000
Preferred stock, par value				$ 0.001	$ 0.001					$ 0.001
Preferred stock, shares issued				0	0					0
Preferred stock, shares outstanding				0	0					0
Loan And Security Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Face amount					$ 7,050,000		$ 7,050,000		$ 750,000
Loan And Security Agreement [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	863,636
Price per share							$ 0.60
Securities Purchase Agreement [Member] | Healthier Choices Management Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Investments					$ 13,250,000			$ 13,250,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				400,000
Healthier Choices Management Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Investments											$ 13,250,000
Healthier Choices Management Corp [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			1
Healthier Choices Management Corp [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			208,632